PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of preferred stock outstanding
The following table summarizes the Company’s preferred stock outstanding:

				Redemption price per depositary share/preference share		Carrying value in millions of dollars
	Issuance date	Redeemable by issuer beginning	Dividend rate		Number of depositary shares	December 31, 2021	December 31, 2020
Series A(1)	October 29, 2012	January 30, 2023	5.950%	$1,000	1,500,000	$1,500	$1,500
Series B(2)	December 13, 2012	February 15, 2023	5.900	1,000	750,000	750	750
Series D(3)	April 30, 2013	May 15, 2023	5.350	1,000	1,250,000	1,250	1,250
Series J(4)	September 19, 2013	September 30, 2023	7.125	25	38,000,000	950	950
Series K(5)	October 31, 2013	November 15, 2023	6.875	25	59,800,000	1,495	1,495
Series M(6)	April 30, 2014	May 15, 2024	6.300	1,000	1,750,000	1,750	1,750
Series P(7)	April 24, 2015	May 15, 2025	5.950	1,000	2,000,000	2,000	2,000
Series Q(8)	August 12, 2015	August 15, 2020	4.316	1,000	1,250,000	—	1,250
Series R(9)	November 13, 2015	November 15, 2020	4.699	1,000	1,500,000	—	1,500
Series S(10)	February 2, 2016	February 12, 2021	6.300	25	41,400,000	—	1,035
Series T(11)	April 25, 2016	August 15, 2026	6.250	1,000	1,500,000	1,500	1,500
Series U(12)	September 12, 2019	September 12, 2024	5.000	1,000	1,500,000	1,500	1,500
Series V(13)	January 23, 2020	January 30, 2025	4.700	1,000	1,500,000	1,500	1,500
Series W(14)	December 10, 2020	December 10, 2025	4.000	1,000	1,500,000	1,500	1,500
Series X(15)	February 18, 2021	February 18, 2026	3.875	1,000	2,300,000	2,300	—
Series Y(16)	October 20, 2021	October 20, 2026	4.150	1,000	1,000,000	1,000	—
						$18,995	$19,480

(1)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable semiannually on January 30 and July 30 at a fixed rate until, but excluding, January 30, 2023, thereafter payable quarterly on January 30, April 30, July 30 and October 30 at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(2)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable semiannually on February 15 and August 15 at a fixed rate until, but excluding, February 15, 2023, thereafter payable quarterly on February 15, May 15, August 15 and November 15 at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(3)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable semiannually on May 15 and November 15 at a fixed rate until, but excluding, May 15, 2023, thereafter payable quarterly on February 15, May 15, August 15 and November 15 at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(4)Issued as depositary shares, each representing a 1/1,000th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable quarterly on March 30, June 30, September 30 and December 30 at a fixed rate until, but excluding, September 30, 2023, thereafter payable quarterly on the same dates at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(5)Issued as depositary shares, each representing a 1/1,000th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable quarterly on February 15, May 15, August 15 and November 15 at a fixed rate until, but excluding, November 15, 2023, thereafter payable quarterly on the same dates at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(6)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable semiannually on May 15 and November 15 at a fixed rate until, but excluding, May 15, 2024, thereafter payable quarterly on February 15, May 15, August 15 and November 15 at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(7)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable semiannually on May 15 and November 15 at a fixed rate until, but excluding, May 15, 2025, and thereafter payable quarterly on February 15, May 15, August 15 and November 15 at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(8)The Series Q preferred stock was redeemed in full on May 17, 2021.
(9)The Series R preferred stock was redeemed in full on May 17, 2021.
(10)The Series S preferred stock was redeemed in full on February 12, 2021.
(11)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable semiannually on February 15 and August 15 at a fixed rate until, but excluding, August 15, 2026, thereafter payable quarterly on February 15, May 15, August 15 and November 15 at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(12)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable semiannually on March 12 and September 12 at a fixed rate until, but excluding, September 12, 2024, thereafter payable quarterly on March 12, June 12, September 12 and December 12 at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(13)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable semiannually on January 30 and July 30 at a fixed rate until, but excluding, January 30, 2025, thereafter payable quarterly on January 30, April 30, July 30 and October 30 at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(14)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable quarterly on March 10, June 10, September 10 and December 10 at a fixed rate until, but excluding, December 10, 2025, thereafter payable quarterly on the same dates at a floating rate, in each case when, as and if declared by the Citi Board of Directors.
(15)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable quarterly on February 18, May 18, August 18 and November 18 at a fixed rate until, but excluding, February 18, 2026, thereafter payable quarterly on the same dates at a floating rate, in each case when, as and if declared by the Citi Board of Directors. (16)Issued as depositary shares, each representing a 1/25th interest in a share of the corresponding series of non-cumulative perpetual preferred stock. Dividends are payable quarterly on February 15, May 15, August 15 and November 15 at a fixed rate until, but excluding, November 15, 2026, thereafter payable quarterly on the same dates at a floating rate, in each case when, as and if declared by the Citi Board of Directors.